Divestiture - Additional Information (Detail) (Discovery Labware [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Oct. 31, 2012	Jun. 30, 2013
Discovery Labware [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of productive assets	$ 740
Additional payment received from the sale		16
Pre-tax gain on sale	577
After-tax gain on sale	355
Amount of goodwill derecognized	$ 17